UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
Address:  700 Seventeenth Street Suite 2350
          Denver, CO 80202


Form 13F File Number:  028-05337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Timothy J. Waymire, CFA
Title:    Principal
Phone:    303/832.2300

Signature, Place, and Date of Signing:

/s/ Timothy J. Waymire, CFA          Denver, CO            07/25/2011
---------------------------          ----------            ----------
        [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          135
                                         -----------

Form 13F Information Table Value Total:  $   221,891
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
---------------------------  ------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF                VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
      NAME OF ISSUER            CLASS        CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
---------------------------  ------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
Vanguard Short-term Bond
  Index                      COMMON STOCK  921937827     9,579   118,220             SOLE        SOLE     SOLE
Vanguard Total Bond Index
  Fund                       COMMON STOCK  921937835     8,847   109,012             SOLE        SOLE     SOLE
Russell Large Blend          COMMON STOCK                8,317   112,558             SOLE        SOLE     SOLE
BHP Billiton                 COMMON STOCK  088606108     7,897    83,453             SOLE        SOLE     SOLE
IBM                          COMMON STOCK  459200101     6,420    37,423             SOLE        SOLE     SOLE
United Technologies          COMMON STOCK  913017109     6,331    71,531             SOLE        SOLE     SOLE
Exxon Mobil Corporation      COMMON STOCK  091927806     6,273    77,079             SOLE        SOLE     SOLE
Vanguard Intermediate Bond
  Fun                        COMMON STOCK  921937819     6,267    74,646             SOLE        SOLE     SOLE
McDonald's                   COMMON STOCK                5,504    65,277             SOLE        SOLE     SOLE
Sabine Royalty Trust         COMMON STOCK  785688102     5,394    84,630             SOLE        SOLE     SOLE
Chubb Corporation            COMMON STOCK  171232101     5,171    82,595             SOLE        SOLE     SOLE
E. I. Du Pont De Nemours     COMMON STOCK  263534109     5,036    93,172             SOLE        SOLE     SOLE
Philip Morris
  International In           COMMON STOCK                4,922    73,721             SOLE        SOLE     SOLE
Auto Data Processing         COMMON STOCK  053015103     4,600    87,322             SOLE        SOLE     SOLE
Emerging Markets             COMMON STOCK                4,525    95,063             SOLE        SOLE     SOLE
Coca-Cola Co.                COMMON STOCK  191216100     4,523    67,212             SOLE        SOLE     SOLE
Home Depot                   COMMON STOCK  437076102     4,128   113,960             SOLE        SOLE     SOLE
Bank of Montreal             COMMON STOCK                3,927    61,793             SOLE        SOLE     SOLE
Buckeye Partners LP          COMMON STOCK                3,912    60,590             SOLE        SOLE     SOLE
AmeriGas Partners LP         COMMON STOCK  030975106     3,886    86,306             SOLE        SOLE     SOLE
Enerplus Corporation         COMMON STOCK                3,567   112,871             SOLE        SOLE     SOLE
Intel Corporation            COMMON STOCK  458140100     3,531   159,351             SOLE        SOLE     SOLE
Caterpillar Inc.             COMMON STOCK  149123101     3,504    32,918             SOLE        SOLE     SOLE
Dow Jones Industrial
  Average                    COMMON STOCK                2,904    23,449             SOLE        SOLE     SOLE
Vanguard Interm-Term Corp
  Bond                       COMMON STOCK  92206C870     2,831    35,295             SOLE        SOLE     SOLE
Vodafone Group New ADR       COMMON STOCK                2,808   105,080             SOLE        SOLE     SOLE
Procter & Gamble             COMMON STOCK  742718109     2,519    39,626             SOLE        SOLE     SOLE
Ishares Investment Grade
  Corp                       COMMON STOCK  464287242     2,196    19,943             SOLE        SOLE     SOLE
Chevron Corp                 COMMON STOCK  166741100     2,037    19,810             SOLE        SOLE     SOLE
Waste Management Inc Del     COMMON STOCK                2,007    53,849             SOLE        SOLE     SOLE
Vanguard Div Apprciation     COMMON STOCK  921908844     1,922    34,323             SOLE        SOLE     SOLE
Xilinx Inc                   COMMON STOCK                1,759    48,219             SOLE        SOLE     SOLE
Peabody Energy Corporation   COMMON STOCK                1,753    29,765             SOLE        SOLE     SOLE
Transcanada Corp             COMMON STOCK  89353D107     1,735    39,573             SOLE        SOLE     SOLE
Xcel Energy Inc              COMMON STOCK                1,713    70,478             SOLE        SOLE     SOLE
Johnson & Johnson            COMMON STOCK  478160104     1,701    25,570             SOLE        SOLE     SOLE
Anadarko Petroleum           COMMON STOCK  032511107     1,665    21,685             SOLE        SOLE     SOLE
Emerson Electric Company     COMMON STOCK  291011104     1,634    29,053             SOLE        SOLE     SOLE
Microsoft Corporation        COMMON STOCK  594918104     1,581    60,813             SOLE        SOLE     SOLE
EAFE Foreign                 COMMON STOCK                1,576    26,206             SOLE        SOLE     SOLE
Canadian Natl Ry Co          COMMON STOCK                1,554    19,449             SOLE        SOLE     SOLE
Nike Inc. Cl B               COMMON STOCK  654106103     1,514    16,822             SOLE        SOLE     SOLE
3M Company                   COMMON STOCK  604059105     1,462    15,418             SOLE        SOLE     SOLE
AT&T Inc.                    COMMON STOCK                1,454    46,283             SOLE        SOLE     SOLE
Wal Mart Stores Inc.         COMMON STOCK                1,451    27,313             SOLE        SOLE     SOLE
Vanguard Index Trust Total
  Sto                        COMMON STOCK                1,434    20,972             SOLE        SOLE     SOLE
Abbott Laboratories          COMMON STOCK  002824100     1,423    27,039             SOLE        SOLE     SOLE
Diageo PLC ADR               COMMON STOCK                1,423    17,376             SOLE        SOLE     SOLE
Bristol-Myers Squibb         COMMON STOCK  110122108     1,421    49,059             SOLE        SOLE     SOLE
Plum Creek Timber Co         COMMON STOCK  729251108     1,305    32,188             SOLE        SOLE     SOLE
General Electric             COMMON STOCK  369604103     1,260    66,826             SOLE        SOLE     SOLE
Southern Company             COMMON STOCK  842587107     1,238    30,653             SOLE        SOLE     SOLE
Royal Bank of Canada         COMMON STOCK                1,179    20,668             SOLE        SOLE     SOLE
U S Bancorp Del              COMMON STOCK                1,178    46,181             SOLE        SOLE     SOLE
Streettracks Gold TRUST      COMMON STOCK                1,161     7,949             SOLE        SOLE     SOLE
WP Carey & Co LLC            COMMON STOCK                1,158    28,596             SOLE        SOLE     SOLE
Royal Dutch Shell A Adrf     COMMON STOCK                1,133    15,925             SOLE        SOLE     SOLE
Apache Corp                  COMMON STOCK                1,133     9,180             SOLE        SOLE     SOLE
Polaris Industries           COMMON STOCK  731068102     1,109     9,977             SOLE        SOLE     SOLE
Russell 3000                 COMMON STOCK                1,098    13,842             SOLE        SOLE     SOLE
Treasury Inflation
  Protected B                COMMON STOCK                1,097     9,919             SOLE        SOLE     SOLE
Pepsico Inc.                 COMMON STOCK  997134101     1,069    15,178             SOLE        SOLE     SOLE
General Mills Inc.           COMMON STOCK  370334104     1,044    28,053             SOLE        SOLE     SOLE
Altria Group                 COMMON STOCK                1,021    38,649             SOLE        SOLE     SOLE
Vanguard Emerging Market     COMMON STOCK  922042858     1,016    20,896             SOLE        SOLE     SOLE
Merck & Co.                  COMMON STOCK  058933107       982    27,838             SOLE        SOLE     SOLE
EOG Resources                COMMON STOCK  293562104       922     8,820             SOLE        SOLE     SOLE
Stanley Works                COMMON STOCK                  913    12,665             SOLE        SOLE     SOLE
Plains All Amern Ppln LP     COMMON STOCK                  911    14,231             SOLE        SOLE     SOLE
EMC Corp Mass                COMMON STOCK  268648102       877    31,850             SOLE        SOLE     SOLE
Sysco Corp.                  COMMON STOCK  871829107       844    27,069             SOLE        SOLE     SOLE
Medtronic Inc.               COMMON STOCK  585055106       841    21,817             SOLE        SOLE     SOLE
iShares Tr Comex Gold        COMMON STOCK                  830    56,715             SOLE        SOLE     SOLE
Public Storage Inc.          COMMON STOCK                  820     7,195             SOLE        SOLE     SOLE
Expeditors Int'l             COMMON STOCK                  746    14,580             SOLE        SOLE     SOLE
3-7 Year Treasury            COMMON STOCK  464288661       733     6,257             SOLE        SOLE     SOLE
NextEra Energy, Inc.         COMMON STOCK                  708    12,315             SOLE        SOLE     SOLE
Vanguard Int'l Ex-US Equity  COMMON STOCK  922042775       704    14,134             SOLE        SOLE     SOLE
EnCana Corp                  COMMON STOCK                  701    22,764             SOLE        SOLE     SOLE
Kraft Foods Inc              COMMON STOCK                  662    18,799             SOLE        SOLE     SOLE
Wells Fargo                  COMMON STOCK  949746101       654    23,325             SOLE        SOLE     SOLE
Russell Large Growth         COMMON STOCK  464287614       653    10,729             SOLE        SOLE     SOLE
Sanofi-Aventis SA            COMMON STOCK                  642    15,983             SOLE        SOLE     SOLE
Hewlett Packard Company      COMMON STOCK  428236103       631    17,347             SOLE        SOLE     SOLE
Russell Large Value          COMMON STOCK                  595     8,708             SOLE        SOLE     SOLE
Stryker Corp                 COMMON STOCK                  581     9,897             SOLE        SOLE     SOLE
Heinz H J Co                 COMMON STOCK  423074103       565    10,610             SOLE        SOLE     SOLE
Cisco Systems                COMMON STOCK  17275R102       540    34,571             SOLE        SOLE     SOLE
Apple Computer Inc           COMMON STOCK                  495     1,474             SOLE        SOLE     SOLE
Duke Energy                  COMMON STOCK  264399106       477    25,313             SOLE        SOLE     SOLE
Clorox Co.                   COMMON STOCK                  470     6,975             SOLE        SOLE     SOLE
Pfizer Incorporated          COMMON STOCK  717081103       466    22,598             SOLE        SOLE     SOLE
Russell Small Cap            COMMON STOCK  464287655       464     5,607             SOLE        SOLE     SOLE
Ecolab Inc                   COMMON STOCK                  442     7,831             SOLE        SOLE     SOLE
Cree Inc                     COMMON STOCK                  438    13,026             SOLE        SOLE     SOLE
Target Corp                  COMMON STOCK  872540109       434     9,243             SOLE        SOLE     SOLE
QEP Resources Inc            COMMON STOCK  74733V100       415     9,926             SOLE        SOLE     SOLE
Verizon Communications       COMMON STOCK  92343V104       408    10,951             SOLE        SOLE     SOLE
Oracle Corp.                 COMMON STOCK  68389X105       370    11,242             SOLE        SOLE     SOLE
UnitedHealth Group           COMMON STOCK  910581107       366     7,105             SOLE        SOLE     SOLE
Barrick Gold                 COMMON STOCK                  362     8,000             SOLE        SOLE     SOLE
Archer Daniels Midland       COMMON STOCK                  350    11,600             SOLE        SOLE     SOLE
Potash Corp Sask Inc         COMMON STOCK  73755L107       345     6,045             SOLE        SOLE     SOLE
Deere & Company              COMMON STOCK  244199105       341     4,138             SOLE        SOLE     SOLE
Russell MidCap               COMMON STOCK                  339     3,104             SOLE        SOLE     SOLE
Sector Spdr Materials Fd     COMMON STOCK                  335     8,497             SOLE        SOLE     SOLE
Bard C R Incorporated        COMMON STOCK                  331     3,015             SOLE        SOLE     SOLE
Sherwin Williams             COMMON STOCK                  329     3,918             SOLE        SOLE     SOLE
Public Storage 6.5%          COMMON STOCK  74460D141       307    12,000             SOLE        SOLE     SOLE
Enterprise Prd Prtnrs Lp     COMMON STOCK                  297     6,872             SOLE        SOLE     SOLE
Freeport McMoran COP CL B    COMMON STOCK                  288     5,450             SOLE        SOLE     SOLE
Zimmer Holdings Inc          COMMON STOCK  98956P102       285     4,507             SOLE        SOLE     SOLE
Halliburton                  COMMON STOCK  406216101       255     5,000             SOLE        SOLE     SOLE
San Juan Basin Royal Tr      COMMON STOCK  798241105       250    10,370             SOLE        SOLE     SOLE
Jacobs Engineering Group     COMMON STOCK                  249     5,760             SOLE        SOLE     SOLE
Alcoa Inc.                   COMMON STOCK  013817101       245    15,450             SOLE        SOLE     SOLE
Colgate Palmolive            COMMON STOCK  194162103       242     2,772             SOLE        SOLE     SOLE
Ingersoll Rand               COMMON STOCK                  238     5,250             SOLE        SOLE     SOLE
Sector Spdr Engy Select      COMMON STOCK                  231     3,072             SOLE        SOLE     SOLE
McMoran Exploration Co       COMMON STOCK  582411104       222    12,000             SOLE        SOLE     SOLE
Devon Energy Corp New        COMMON STOCK                  214     2,710             SOLE        SOLE     SOLE
Berkshire Hathaway Cl B      COMMON STOCK                  213     2,750             SOLE        SOLE     SOLE
iShares Tr DJ US Energy      COMMON STOCK                  208     4,840             SOLE        SOLE     SOLE
ConocoPhillips               COMMON STOCK                  207     2,750             SOLE        SOLE     SOLE
Precision Castparts Corp     COMMON STOCK                  206     1,250             SOLE        SOLE     SOLE
Grainger W W Inc             COMMON STOCK                  204     1,325             SOLE        SOLE     SOLE
Church & Dwight Co Inc       COMMON STOCK                  203     5,000             SOLE        SOLE     SOLE
Dow Jones Sel Dividen        COMMON STOCK                  202     3,815             SOLE        SOLE     SOLE
Questar Corporation          COMMON STOCK                  198    11,176             SOLE        SOLE     SOLE
Keycorp Inc New              COMMON STOCK                  107    12,900             SOLE        SOLE     SOLE
Falcon Oil & Gas Ltd         COMMON STOCK                   53   317,000             SOLE        SOLE     SOLE
Ben Ezra Weinstein New       COMMON STOCK                    0    50,000             SOLE        SOLE     SOLE
Galaxy Energy Corp           COMMON STOCK                    0    16,000             SOLE        SOLE     SOLE
Pop N Go Inc                 COMMON STOCK  732816103         0    12,800             SOLE        SOLE     SOLE
Intl Cavitation Tech         COMMON STOCK                    0    40,000             SOLE        SOLE     SOLE